Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock Fund
July 31, 2025
MCS-NPRT1-0925
1.804824.121
Common Stocks - 98.2%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	175,617	38,168,869
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp (United States)	589,456	53,941,119
CANADA - 2.6%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Imperial Oil Ltd (a)	988,092	82,386,165
South Bow Corp	453,199	11,902,361
		94,288,526
Industrials - 1.1%
Commercial Services & Supplies - 1.1%
RB Global Inc (United States)	783,448	84,816,080
Information Technology - 0.2%
Software - 0.2%
Descartes Systems Group Inc/The (United States) (b)	118,000	12,479,680
TOTAL CANADA		191,584,286
FINLAND - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Amer Sports Inc (b)	751,357	28,205,942
GERMANY - 0.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.2%
Auto1 Group SE (b)(c)(d)	553,782	16,747,365
Textiles, Apparel & Luxury Goods - 0.3%
Birkenstock Holding Plc (b)	466,145	23,349,203
TOTAL GERMANY		40,096,568
ISRAEL - 0.5%
Information Technology - 0.5%
IT Services - 0.2%
Wix.com Ltd (b)	131,782	17,926,305
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (b)	69,556	18,264,711
TOTAL ISRAEL		36,191,016
ITALY - 2.2%
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	657,680	17,742,870
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA	780,606	87,764,332
Brunello Cucinelli SpA	11,800	1,326,686
		89,091,018
TOTAL CONSUMER DISCRETIONARY		106,833,888

Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	570,718	32,825,691
Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	261,306	20,868,816
TOTAL ITALY		160,528,395
JAPAN - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
Capcom Co Ltd	775,300	19,735,830
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (b)	38,074	25,571,634
THAILAND - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Fabrinet (b)	208,095	67,366,594
UNITED KINGDOM - 1.8%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Flutter Entertainment PLC (United Kingdom) (b)	171,065	52,186,825
Consumer Staples - 0.1%
Food Products - 0.1%
Nomad Foods Ltd	634,746	10,689,123
Energy - 0.7%
Energy Equipment & Services - 0.7%
TechnipFMC PLC	1,376,046	50,046,793
Information Technology - 0.3%
Software - 0.3%
Sage Group PLC/The	1,226,386	19,759,445
TOTAL UNITED KINGDOM		132,682,186
UNITED STATES - 87.5%
Communication Services - 1.8%
Entertainment - 1.4%
Liberty Media Corp-Liberty Formula One Class A (b)	285,541	25,732,955
Live Nation Entertainment Inc (b)	328,398	48,504,385
TKO Group Holdings Inc Class A	184,409	30,982,556
		105,219,896
Interactive Media & Services - 0.3%
Pinterest Inc Class A (b)	294,326	11,360,984
Reddit Inc Class A (b)	71,729	11,518,960
		22,879,944
Media - 0.1%
Magnite Inc (b)	580,931	13,367,222
TOTAL COMMUNICATION SERVICES		141,467,062

Consumer Discretionary - 11.8%
Diversified Consumer Services - 1.5%
Duolingo Inc Class A (b)	144,523	50,084,446
Service Corp International/US	803,977	61,351,485
		111,435,931
Hotels, Restaurants & Leisure - 2.4%
Aramark	488,928	20,808,776
Domino's Pizza Inc	40,135	18,590,933
Sportradar Holding AG Class A (b)	583,465	17,253,060
Texas Roadhouse Inc	264,091	48,891,167
Wyndham Hotels & Resorts Inc	850,878	73,175,508
		178,719,444
Household Durables - 3.7%
DR Horton Inc	202,724	28,957,096
NVR Inc (b)	5,271	39,793,362
SharkNinja Inc (b)	165,800	19,249,380
Somnigroup International Inc	1,302,603	94,282,405
Toll Brothers Inc	495,220	58,614,239
TopBuild Corp (b)	96,600	35,783,538
		276,680,020
Specialty Retail - 2.9%
Burlington Stores Inc (b)	269,602	73,590,562
Chewy Inc Class A (b)	920,404	33,778,827
Floor & Decor Holdings Inc Class A (b)	395,223	30,289,891
Urban Outfitters Inc (b)	165,000	12,421,200
Williams-Sonoma Inc	335,763	62,804,469
		212,884,949
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd (b)	769,300	13,993,566
Ralph Lauren Corp Class A	101,752	30,398,410
Tapestry Inc	507,226	54,795,625
		99,187,601
TOTAL CONSUMER DISCRETIONARY		878,907,945

Consumer Staples - 4.0%
Beverages - 0.5%
Keurig Dr Pepper Inc	1,228,761	40,119,047
Consumer Staples Distribution & Retail - 3.5%
Albertsons Cos Inc Class A	2,502,745	48,102,758
BJ's Wholesale Club Holdings Inc (b)	851,713	90,196,407
Performance Food Group Co (b)	1,192,894	119,766,558
		258,065,723
TOTAL CONSUMER STAPLES		298,184,770

Energy - 2.7%
Energy Equipment & Services - 0.2%
Kodiak Gas Services Inc	553,801	17,904,386
Oil, Gas & Consumable Fuels - 2.5%
Cheniere Energy Inc	240,582	56,748,482
Energy Transfer LP	2,362,777	42,624,497
Ovintiv Inc	448,857	18,483,931
Range Resources Corp	1,819,130	66,798,454
		184,655,364
TOTAL ENERGY		202,559,750

Financials - 15.2%
Banks - 6.3%
East West Bancorp Inc	585,355	58,681,839
First Citizens BancShares Inc/NC Class A	17,911	35,728,146
Huntington Bancshares Inc/OH	3,740,243	61,452,192
KeyCorp	1,317,464	23,608,955
M&T Bank Corp	444,044	83,791,103
Old National Bancorp/IN	1,910,932	40,339,775
Pinnacle Financial Partners Inc	331,169	29,106,443
Western Alliance Bancorp	477,055	37,000,386
Wintrust Financial Corp	765,972	98,029,097
		467,737,936
Capital Markets - 5.2%
Blue Owl Capital Inc Class A	1,669,567	32,306,121
Cboe Global Markets Inc	244,562	58,949,224
Evercore Inc Class A	156,371	47,089,563
Houlihan Lokey Inc Class A	273,766	52,196,226
Interactive Brokers Group Inc Class A	598,116	39,212,485
MarketAxess Holdings Inc	88,325	18,150,788
Raymond James Financial Inc	369,933	61,826,902
Stifel Financial Corp	654,331	74,672,254
		384,403,563
Financial Services - 0.7%
Toast Inc Class A (b)	1,120,479	54,724,193
Insurance - 3.0%
American Financial Group Inc/OH	335,846	41,947,165
Arch Capital Group Ltd	203,240	17,490,834
First American Financial Corp	869,698	52,225,365
Hartford Insurance Group Inc/The	312,931	38,925,487
Reinsurance Group of America Inc	373,733	71,924,917
		222,513,768
TOTAL FINANCIALS		1,129,379,460

Health Care - 6.3%
Biotechnology - 0.8%
Arcellx Inc (b)	118,878	8,486,700
Crinetics Pharmaceuticals Inc (b)	280,107	8,008,259
Exact Sciences Corp (b)	406,152	19,068,836
Legend Biotech Corp ADR (b)	276,867	10,817,194
United Therapeutics Corp (b)	60,355	16,579,519
		62,960,508
Health Care Equipment & Supplies - 1.7%
Glaukos Corp (b)	22,627	1,947,958
Insulet Corp (b)	89,744	25,882,170
Masimo Corp (b)	325,839	50,110,780
Penumbra Inc (b)	184,189	46,465,359
		124,406,267
Health Care Providers & Services - 2.0%
BrightSpring Health Services Inc (b)	663,600	13,703,340
Molina Healthcare Inc (b)	71,046	11,216,032
Option Care Health Inc (b)	1,219,284	35,785,985
Privia Health Group Inc (b)	513,387	10,021,314
Tenet Healthcare Corp (b)	457,905	73,850,919
		144,577,590
Health Care Technology - 0.6%
Doximity Inc Class A (b)	552,216	32,442,690
Waystar Holding Corp (b)	363,138	13,428,843
		45,871,533
Life Sciences Tools & Services - 0.9%
Bruker Corp	920,938	35,391,648
Repligen Corp (b)	256,374	30,013,704
		65,405,352
Pharmaceuticals - 0.3%
Royalty Pharma PLC Class A	613,000	22,558,400
TOTAL HEALTH CARE		465,779,650

Industrials - 23.0%
Aerospace & Defense - 4.0%
Axon Enterprise Inc (b)	34,599	26,139,199
BWX Technologies Inc	409,782	62,258,179
Huntington Ingalls Industries Inc	129,379	36,078,628
Space Exploration Technologies Corp (b)(e)(f)	406,206	86,115,672
Woodward Inc	331,566	85,238,987
		295,830,665
Building Products - 1.4%
AAON Inc	400,430	33,435,905
Builders FirstSource Inc (b)	77,305	9,827,784
Carlisle Cos Inc	162,967	57,806,025
		101,069,714
Commercial Services & Supplies - 1.2%
CECO Environmental Corp (b)	595,473	26,766,511
GFL Environmental Inc Subordinate Voting Shares	1,035,496	52,148,464
OPENLANE Inc (b)	603,900	14,880,096
		93,795,071
Construction & Engineering - 4.8%
AECOM	941,600	106,155,984
Centuri Holdings Inc (b)	923,176	20,125,237
Comfort Systems USA Inc	139,882	98,379,011
EMCOR Group Inc	153,517	96,330,382
Quanta Services Inc	85,772	34,834,582
		355,825,196
Electrical Equipment - 2.2%
Acuity Inc	309,693	96,422,916
nVent Electric PLC	603,323	47,312,590
Vertiv Holdings Co Class A	113,163	16,476,532
		160,212,038
Machinery - 5.6%
Allison Transmission Holdings Inc	522,377	47,050,496
Atmus Filtration Technologies Inc	482,490	18,773,686
Chart Industries Inc (b)	300,009	59,650,789
CNH Industrial NV Class A	3,846,127	49,845,806
Crane Co	347,359	68,002,471
ITT Inc	390,680	66,399,973
RBC Bearings Inc (b)	154,426	59,815,367
Westinghouse Air Brake Technologies Corp	232,072	44,569,428
		414,108,016
Professional Services - 2.6%
FTI Consulting Inc (b)	205,797	34,234,331
Leidos Holdings Inc	354,616	56,614,444
Paylocity Holding Corp (b)	248,326	45,910,511
TransUnion	607,898	57,865,811
		194,625,097
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies Inc	170,147	46,194,911
Watsco Inc	111,981	50,489,993
		96,684,904
TOTAL INDUSTRIALS		1,712,150,701

Information Technology - 10.2%
Communications Equipment - 1.5%
Ciena Corp (b)	734,221	68,165,078
Lumentum Holdings Inc (b)	408,436	44,960,635
		113,125,713
Electronic Equipment, Instruments & Components - 3.5%
Belden Inc	366,420	45,307,833
Coherent Corp (b)	534,446	57,506,390
Flex Ltd (b)	2,049,174	102,192,307
Sanmina Corp (b)	248,100	28,789,524
Trimble Inc (b)	266,743	22,377,070
		256,173,124
IT Services - 1.1%
Kyndryl Holdings Inc (b)	1,188,122	44,875,368
Okta Inc Class A (b)	166,434	16,277,245
Twilio Inc Class A (b)	179,500	23,155,500
		84,308,113
Semiconductors & Semiconductor Equipment - 0.4%
ON Semiconductor Corp (b)	224,292	12,641,097
Onto Innovation Inc (b)	195,493	18,522,962
		31,164,059
Software - 3.3%
Commvault Systems Inc (b)	253,887	48,225,836
Docusign Inc (b)	643,840	48,700,058
Dynatrace Inc (b)	1,390,367	73,147,208
Manhattan Associates Inc (b)	155,486	34,154,054
Monday.com Ltd (b)	169,743	44,521,891
		248,749,047
Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage Inc Class A (b)	118,628	7,060,738
Western Digital Corp	262,091	20,623,941
		27,684,679
TOTAL INFORMATION TECHNOLOGY		761,204,735

Materials - 4.4%
Chemicals - 0.6%
CF Industries Holdings Inc	447,164	41,510,234
Construction Materials - 0.9%
Eagle Materials Inc	174,054	39,038,572
James Hardie Industries PLC ADR (b)	1,113,635	28,887,692
		67,926,264
Containers & Packaging - 1.8%
AptarGroup Inc	443,207	69,645,548
Crown Holdings Inc	628,717	62,469,321
		132,114,869
Metals & Mining - 0.7%
Carpenter Technology Corp	213,590	53,267,210
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	378,239	34,196,588
TOTAL MATERIALS		329,015,165

Real Estate - 6.1%
Health Care REITs - 1.1%
CareTrust REIT Inc	812,615	25,841,157
Ventas Inc	875,363	58,806,886
		84,648,043
Industrial REITs - 0.4%
Terreno Realty Corp	588,189	32,638,608
Real Estate Management & Development - 2.2%
Compass Inc Class A (b)	2,549,686	20,244,506
Jones Lang LaSalle Inc (b)	361,780	97,810,841
Zillow Group Inc Class C (b)	512,683	40,783,933
		158,839,280
Residential REITs - 0.2%
Essex Property Trust Inc	62,360	16,224,825
Retail REITs - 1.4%
Macerich Co/The	1,027,457	17,168,806
NNN REIT Inc	1,324,399	54,644,704
Tanger Inc	800,918	24,043,558
		95,857,068
Specialized REITs - 0.8%
CubeSmart	1,610,710	62,672,726
TOTAL REAL ESTATE		450,880,550

Utilities - 2.0%
Electric Utilities - 0.8%
IDACORP Inc (a)	261,663	32,794,224
TXNM Energy Inc	432,085	24,538,107
		57,332,331
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	110,428	23,028,655
Multi-Utilities - 0.9%
NiSource Inc	1,589,628	67,479,709
TOTAL UTILITIES		147,840,695

TOTAL UNITED STATES		6,517,370,483
TOTAL COMMON STOCKS (Cost $5,461,353,856)		7,311,442,922

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
National Resilience Inc Series B (b)(e)(f)	711,831	5,025,526
Industrials - 0.3%
Construction & Engineering - 0.3%
Beta Technologies Inc Series B, 6% (b)(e)(f)	145,591	20,212,399
TOTAL UNITED STATES		25,237,925
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $24,744,235)		25,237,925

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	115,845,671	115,868,840
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	109,048,407	109,059,311
TOTAL MONEY MARKET FUNDS (Cost $224,925,800)			224,928,151

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $5,711,023,891)	7,561,608,998
NET OTHER ASSETS (LIABILITIES) - (1.5)% (g)	(114,437,859)
NET ASSETS - 100.0%	7,447,171,139

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	214	Sep 2025	67,733,140	(358,112)	(358,112)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,747,365 or 0.2% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,747,365 or 0.2% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $111,353,597 or 1.5% of net assets.

(f)	Level 3 security
(g)	Includes $5,804,956 of cash collateral to cover margin requirements for futures contracts.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies Inc Series B, 6%	4/04/22	15,020,623

National Resilience Inc Series B	12/01/20	9,723,611

Space Exploration Technologies Corp	4/08/16	3,916,638

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,679,319	298,585,137	219,395,616	692,723	-	-	115,868,840	115,845,671	0.2%
Fidelity Securities Lending Cash Central Fund	43,878,486	319,882,556	254,701,731	47,100	-	-	109,059,311	109,048,407	0.4%
Total	80,557,805	618,467,693	474,097,347	739,823	-	-	224,928,151

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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